Stock options outstanding at the end of the period have the following expiry dates and exercise prices: (Details) - Stock option plan [member]	Dec. 31, 2021 shares € / shares	Dec. 31, 2020 shares € / shares	Dec. 31, 2019 € / shares
IfrsStatementLineItems [Line Items]
Exercise Price | € / shares	€ 3.11	€ 3.06	€ 3.06
Outstanding at year end | shares	3,996,588	4,911,410
Later than one year [member]
IfrsStatementLineItems [Line Items]
Exercise Price | € / shares	€ 2.919
Outstanding at year end | shares	696,903	645,900
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Exercise Price | € / shares	€ 3.92
Outstanding at year end | shares	522,500	533,000
Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Exercise Price | € / shares	€ 2.71
Outstanding at year end | shares	36,200	399,250
Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Exercise Price | € / shares	€ 2.85
Outstanding at year end | shares	552,725	998,000
Later than five years [member]
IfrsStatementLineItems [Line Items]
Exercise Price | € / shares	€ 3.05
Outstanding at year end | shares	2,188,260	2,335,260